Change in Plan Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Fair Value at beginning of year	$ 982,100,000	$ 821,900,000
Actual Return on Assets	53,300,000	126,800,000
Employer Contributions	100,000,000	68,000,000
Benefits Paid	(41,300,000)	(34,600,000)
Fair Value at end of year	1,094,100,000	982,100,000
Foreign Pension Plans, Defined Benefit
Fair Value at beginning of year	122,200,000	113,700,000
Actual Return on Assets	4,500,000	9,300,000
Employer Contributions		10,400,000
Benefits Paid	(2,500,000)	(5,900,000)
Foreign Exchange Rate Changes	(900,000)	(5,300,000)
Fair Value at end of year	$ 123,300,000	$ 122,200,000